CERTAIN TRANSACTIONS (Details 1)	0 Months Ended	9 Months Ended	0 Months Ended			0 Months Ended			0 Months Ended			0 Months Ended				0 Months Ended			0 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 Ratiopharm [Member]	Jun. 30, 2011 Ratiopharm [Member] USD ($)	Aug. 10, 2010 Ratiopharm [Member] USD ($)	Sep. 30, 2011 Laboratoire Theramex [Member]	Jan. 05, 2011 Laboratoire Theramex [Member] USD ($)	Jan. 05, 2011 Laboratoire Theramex [Member] EUR (€)	Sep. 30, 2011 Infarmasa [Member]	Sep. 30, 2011 Cephalon [Member] USD ($)	Oct. 14, 2011 Cephalon [Member] USD ($)	Sep. 30, 2011 Cephalon [Member] Convertible Debt Issued Two Precent Due 2015 [Member] USD ($)	Sep. 30, 2011 Cephalon [Member] Convertible Debt Issued Two Point Five Precent Due 2014 [Member] USD ($)	Sep. 30, 2011 Taiyo [Member]	Jul. 14, 2011 Taiyo [Member] USD ($)	Sep. 30, 2011 CureTech [Member] USD ($)	Sep. 28, 2011 CureTech [Member] USD ($)	Dec. 31, 2010 CureTech [Member]	Sep. 30, 2011 Japanese Venture [Member]	Sep. 26, 2011 Japanese Venture [Member] USD ($)
Business Acquisition [Line Items]
Date acquired			August 10, 2010			January 5, 2011			January 26, 2011	October 14, 2011				July 14, 2011		September 28, 2011
Acquisition agreement date																			September 26, 2011
Business Acquisition Cost Of Acquired Entity Purchase Price [Abstract]
Purchase price in US dollars					$ 5,200,000,000		$ 355,000,000				$ 6,500,000,000				$ 1,090,000,000					$ 150,000,000
Purchase price in a currency other than US dollars								267,000,000
Amount borrowed to fund a portion of the cash component of the purchase price				1,500,000,000
Original principal amount of debt instrument				2,500,000,000
Business Acquisition Percentage Of Voting Interests Acquired															100.00%					50.00%
Equity Method Investment Unrealized Gain Included In Other Income																	78,000,000			57,000,000
Equity Method Investment Additional Investment Option Exercised																	19,000,000
Equity Method Investment, Ownership Percentage																	75.00%	33.00%
Debt Conversion Original Debt Amount 2010		826,000,000										820,000,000	500,000,000
Obligation To Invest Max																50,000,000
Convertible Debt Aggregate Amount Conversion										2,100,000,000
Proceeds From Accounts Receivable Securitization	200,000,000
Assets acquired
Current assets										2,378,000,000
Investment and other non-current assets										482,000,000
Property, plant and equipment										534,000,000
Identifiable intangible asset - existing products and trade name										7,733,000,000
Research and development in-process																	127,000,000
Total assets acquired										11,127,000,000
Liabilities assumed
Current liabilities										2,733,000,000
Long-term liabilities, including deferred taxes										1,821,000,000
Total liabilities assumed										4,554,000,000
Net assets acquired										$ 6,573,000,000
Additional Business Combination Disclosures [Abstract]
Number Of Marketed Generics Products In Japan															550